Annual Total Returns- Federated Hermes Treasury Obligations Fund (Service Shares) [BarChart] - Service Shares - Federated Hermes Treasury Obligations Fund - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%	0.48%	1.46%	1.82%	0.26%